Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 0	$ 6,195